Share Incentive Plan - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Aug. 24, 2018 shares	Oct. 31, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | ¥	¥ 0	¥ 0	¥ 0
Unrecognized share-based compensation expenses | $				$ 0
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	0
2017 Share Incentive Plan | Additional Ordinary Share
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares approved for grant					345,503	483,846
Common Stock, Capital Shares Reserved for Future Issuance					829,349